Capital management - Additional Information (Detail) - USD ($) $ in Thousands	Nov. 30, 2024	Nov. 30, 2023
Top of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Minimum cash cash equivalents and short term investments to be maintained	$ 20,000
Bottom of range [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Minimum cash cash equivalents and short term investments to be maintained	15,000
Cash bond and money market funds
Disclosure of objectives, policies and processes for managing capital [line items]
Cash,bond and money market funds	$ 9,836	$ 40,387